Share Capital, Treasury Shares and Reserves (Details) - ZAR (R) R in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Feb. 29, 2024
Share Capital, Treasury Shares And Reserves [Line Items]
Treasury stock, share acquired	6,700	51,106
Trust held shares		14,637
Acquire amount (in Rand)	R 3.5	R 23.8